Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Income or Loss Per Common and Preferred Share

	Years ended December 31,
Description	2024	2023	2022

Numerator
Loss for the year	(9,151,371)	(2,380,456)	(722,367)

Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	335,275,653	335,145,967	335,291,821
Economic value of preferred shares	75	75	75
Weighted average number of equivalent preferred shares (a)	347,661,854	347,532,168	347,678,022
Weighted average number of equivalent common shares (b)	26,074,639,033	26,064,912,583	26,075,851,633
Weighted average number of presumed conversions	900,031,192	220,081,929	77,059,124
Weighted average number of preferred shares that would have been issued the average share price at the market price	2,377,040	4,041,744	3,290,760

Basic loss per common share – R$	(0.35)	(0.09)	(0.03)
Diluted loss per common share – R$	(0.35)	(0.09)	(0.03)
Basic loss per preferred share – R$	(26.32)	(6.85)	(2.08)
Diluted loss per preferred share – R$	(26.32)	(6.85)	(2.08)

(a)This refers to the participation in the value of the Company's total equity, calculated as if all 928,965,058 common shares had been converted into 12,386,201 preferred shares at the conversion ratio of 75 common shares for each preferred share.
(b)This refers to the participation in the value of the Company's total equity, calculated as if the weighted average of preferred shares had been converted into common shares at the conversion ratio of 75 common shares for each one preferred share.